Principal subsidiaries (Narrative) (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Total assets	£ 1,513,699	£ 1,384,285	£ 1,349,500
Total liabilities	1,444,439	1,314,244
Balances with banks and other regulatory authorities	3,457	4,750	£ 3,392
Principal subsidiary companies
Disclosure of subsidiaries [line items]
Total assets	1,962,000	1,833,000
Total liabilities	£ 1,869,000	£ 1,737,000